Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

(24) Subsequent Events

On January 17, 2019, Lamar Media entered into an incremental amendment to the senior credit facility to include $100,000 in additional revolving commitments, thereby increasing the total borrowing capacity under the revolving credit facility to $550,000.

On February 1, 2019, Lamar Media issued $250,000 in aggregate principle amount of 5 3/4% Senior Notes due 2026 through an institutional private placement (the “New Notes”).  The New Notes were issued as additional notes to the existing $400,000 aggregate principal amount of 5 3/4% Senior Notes due 2026 that Lamar issued on January 28, 2016 (the “Existing Notes”).  Other than with respect to the date of issuance, issue price and CUSIP number, the New Notes have the same terms as the Existing Notes.  Once the New Notes are registered under the Securities Act and exchanged for exchange notes or become freely tradable under Rule 144, Lamar Media expects that the New Notes and the Existing Notes will share a single CUSIP number and thereafter be fungible.  The net proceeds after underwriting fees and expenses, was approximately $251,500 and were used to repay a portion of the borrowings outstanding under the revolving credit facility.